Consolidated Balance Sheets (Annual) (Parenthetical) - $ / shares	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		900,000,000	900,000,000
Common Stock, Shares, Outstanding	2,896,844	2,178,766	417,059